Employee deferred compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2017	2016	2015
Deferred compensation expense (CHF million)
Share awards	529	628	852
Performance share awards	348	370	563
Contingent Capital Awards	280	235	430
Contingent Capital share awards	18	30	–
Capital Opportunity Facility awards	14	13	16
Plus Bond awards [1]	–	5	22
2011 Partner Asset Facility awards [2]	–	–	2
Restricted Cash Awards	–	–	39
2008 Partner Asset Facility awards [3]	7	13	34
Other cash awards	440	335	414
Total deferred compensation expense	1,636	1,629	2,372

Total shares delivered (million)
Total shares delivered	42.0	42.1	44.4
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2017
Estimated unrecognized compensation expense (CHF million)
Share awards	472
Performance share awards	158
Contingent Capital Awards	119
Contingent Capital share awards	3
Other cash awards	194
Total	946

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2018 for 2017.

Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2017	2016	2015
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	241	229	226

Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2017			2016		2015
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	73.2		18.77	80.3	21.58	77.1		28.64
Granted	54.3	[1]	14.53	39.7	17.47	47.5	[2]	16.67
Settled	(38.2)		19.74	(37.7)	22.64	(40.3)		29.00
Forfeited	(4.4)		16.47	(9.1)	21.87	(4.0)		24.29
Balance at end of period	84.9		15.73	73.2	18.77	80.3		21.58
of which vested	8.5		–	8.1	–	4.7		–
of which unvested	76.4		–	65.1	–	75.6		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2017	2016	2015
Share awards granted for previous years
Shares awarded (million)	34.1	37.8	28.8
Value of shares awarded (CHF million)	613	566	549
Fair value of each share awarded (CHF) [1]	17.22	15.42	18.62
1 Based on the Group’s share price on the grant date.

Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
	2017		2016
Contingent Capital share awards (million)
Balance at beginning of period	13.5		–
Granted	0.3	[1]	16.4
Settled	(5.0)		(2.6)
Forfeited	(0.4)		(0.3)
Balance at end of period	8.4		13.5
of which vested	1.3		1.0
of which unvested	7.1		12.5
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted for previous years
For compensation year	2017	2016	2015
Blocked share awards granted for previous years
Shares awarded (million)	2.1	2.5	0.6
Value of shares awarded (CHF million)	38	37	12

Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2017			2016		2015
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.4		19.11	55.9	21.01	48.2		26.89
Granted	31.8	[1]	14.41	21.4	18.62	32.5	[2]	16.11
Settled	(23.9)		20.41	(26.5)	22.67	(23.4)		26.24
Forfeited	(2.1)		16.38	(2.4)	19.64	(1.4)		21.75
Balance at end of period	54.2		15.88	48.4	19.11	55.9		21.01
of which vested	6.7		–	6.8	–	3.3		–
of which unvested	47.5		–	41.6	–	52.6		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2017	2016	2015
Performance share awards granted for previous years
Performance shares awarded (million)	26.5	29.7	21.3
Value of performance shares awarded (CHF million)	478	451	429
Fair value of each performance share awarded (CHF) [1]	17.22	15.42	18.62
1 Based on the Group’s share price on the grant date.

Bank
Share-based compensation disclosures
Deferred compensation expense
Deferred compensation expense
in	2017	2016	2015
Deferred compensation expense (CHF million)
Share awards	519	624	850
Performance share awards	342	370	562
Contingent Capital Awards	277	234	430
Contingent Capital share awards	17	30	–
Capital Opportunity Facility awards	14	13	16
Plus Bond awards [1]	–	5	22
2011 Partner Asset Facility awards [2]	–	–	2
Restricted Cash Awards	–	–	39
2008 Partner Asset Facility awards [3]	7	13	34
Other cash awards	417	331	398
Total deferred compensation expense	1,593	1,620	2,353

Total shares delivered (million)
Total shares delivered	41.2	41.5	43.8
1
Compensation expense primarily relates to mark-to-market changes of the underlying assets of the Plus Bonds and the amortization of the voluntary Plus Bonds elected in the first quarter of 2013 and expensed over a three-year vesting period.

2 Compensation expense mainly includes the change in the underlying fair value of the indexed assets prior to the Contingent Capital Awards conversion.
3 Compensation expense mainly includes the change in the underlying fair value of the indexed assets during the period.

Additional information
Estimated unrecognized deferred compensation
end of	2017
Estimated unrecognized compensation expense (CHF million)
Share awards	462
Performance share awards	153
Contingent Capital Awards	116
Contingent Capital share awards	3
Other cash awards	178
Total	912

Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.4
Does not include the estimated unrecognized compensation expense relating to grants made in 2018 for 2017.

Bank | Contingent Capital Awards (CCA)
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]	Contingent Capital Awards granted for previous years
For compensation year	2017	2016	2015
Contingent Capital Awards granted for previous years
CCA awarded (CHF million)	233	228	217

Bank | Stock compensation plan | Share awards
Share-based compensation disclosures
Share-based award activities
Share award activities
	2017			2016		2015
	Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million		Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	70.8		18.78	79.0	21.56	76.6		28.63
Granted	51.5	[1]	14.54	38.1	17.59	46.2	[2]	16.49
Settled	(36.8)		19.75	(37.2)	22.68	(39.9)		29.02
Forfeited	(5.6)	[3]	16.47	(9.1)	21.88	(3.9)		24.03
Balance at end of period	79.9		15.77	70.8	18.78	79.0		21.56
of which vested	7.8		–	8.1	–	4.7		–
of which unvested	72.1		–	62.7	–	74.3		–
1
Includes an adjustment for share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

2
Includes an adjustment for share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

3 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Share awards granted for previous years
For compensation year	2017	2016	2015
Share awards granted for previous years
Shares awarded (million)	33.1	37.6	28.8
Value of shares awarded (CHF million)	596	563	548

Bank | Stock compensation plan | Contingent Capital share awards
Share-based compensation disclosures
Share-based award activities
Contingent Capital share award activities
	2017		2016
Contingent Capital share awards
Balance at beginning of period	12.8		–
Granted	0.3	[1]	15.6
Settled	(4.9)		(2.5)
Forfeited	(0.7)	[2]	(0.3)
Balance at end of period	7.5		12.8
of which vested	1.3		1.0
of which unvested	6.2		11.8
1
Includes an adjustment for Contingent Capital share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Contingent Capital shares granted.

2 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Bank | Stock compensation plan | Phantom and Blocked Shares [Member]
Share-based compensation disclosures
Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Blocked share awards granted for previous years
For compensation year	2017	2016	2015
Blocked share awards granted for previous years
Shares awarded (million)	1.9	2.4	0.6
Value of shares awarded (CHF million)	35	37	12

Bank | Performance shares | Performance share awards
Share-based compensation disclosures
Share-based award activities
Performance share award activities
	2017			2016		2015
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF	Number of performance share awards in million	Weighted- average grant-date fair value in CHF	Number of performance share awards in million		Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	48.1		19.12	55.5	21.01	47.6		26.89
Granted	31.1	[1]	14.41	21.3	18.62	32.2	[2]	16.11
Settled	(23.6)		20.41	(26.4)	22.66	(23.0)		26.25
Forfeited	(2.8)	[3]	16.37	(2.3)	18.98	(1.3)		21.78
Balance at end of period	52.8		15.88	48.1	19.12	55.5		21.01
of which vested	6.6		–	6.8	–	3.3		–
of which unvested	46.2		–	41.3	–	52.2		–
1
Includes an adjustment for performance share awards granted in the second quarter of 2017 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on May 18, 2017. The number of deferred share-based awards held by each individual was increased by 3.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

2
Includes an adjustment for performance share awards granted in the fourth quarter of 2015 to compensate for the proportionate dilution of Group shares resulting from the rights offering approved on November 19, 2015. The number of deferred share-based awards held by each individual was increased by 2.89%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

3 Includes the transfer of the share-based awards of Neue Aargauer Bank AG, BANK-now AG and Swisscard AECS GmbH.

Schedule of Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value [Table Text Block]
Performance share awards granted for previous years
For compensation year	2017	2016	2015
Performance share awards granted for previous years
Performance shares awarded (million)	25.6	29.6	21.2
Value of performance shares awarded (CHF million)	462	449	427